Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CONESTOGA FUNDS
Entity Central Index Key	0001175813
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000142731
Shareholder Report [Line Items]
Fund Name	Conestoga Small Cap Fund
Class Name	Institutional Class
Trading Symbol	CCALX
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Conestoga Small Cap Fund - Institutional Class	Russell 2000® Growth Index	Russell 3000® Index
Mar-2016	$250,000	$250,000	$250,000
Mar-2017	$307,872	$307,584	$295,167
Mar-2018	$389,329	$364,889	$335,939
Mar-2019	$433,428	$378,948	$365,389
Mar-2020	$388,719	$308,541	$332,046
Mar-2021	$647,493	$586,849	$539,668
Mar-2022	$619,884	$502,769	$604,021
Mar-2023	$591,867	$449,496	$552,194
Mar-2024	$667,096	$540,953	$713,950
Mar-2025	$618,035	$514,666	$765,490
Mar-2026	$589,821	$636,005	$903,933

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga Small Cap Fund - Institutional Class	-7.56%	-4.56%	-1.85%	8.96%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.72%
Russell 2000® Growth Index	-1.63%	23.58%	1.62%	9.79%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.
AssetsNet	$ 2,231,985,529
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 11,885,902
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2026)

Net Assets$2,231,985,529 Total Number of Portfolio Holdings45 Advisory Fee (net of waivers)$11,885,902 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

(as of March 31, 2026)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.2%
Consumer Staples	1.1%
Real Estate	3.9%
Telecommunications	4.1%
Utilities	4.5%
Consumer Discretionary	6.8%
Basic Materials	8.9%
Technology	16.1%
Health Care	16.6%
Industrials	38.7%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
LeMaitre Vascular, Inc.	4.6%
RBC Bearings, Inc.	4.6%
Casella Waste Systems, Inc. - Class A	4.5%
ESCO Technologies, Inc.	4.3%
Balchem Corporation	4.3%
Digi International, Inc.	4.1%
FirstService Corporation	3.9%
Novanta, Inc.	3.7%
Construction Partners, Inc. - Class A	3.5%
SiteOne Landscape Supply, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.
C000012946
Shareholder Report [Line Items]
Fund Name	Conestoga Small Cap Fund
Class Name	Investors Class
Trading Symbol	CCASX
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Conestoga Small Cap Fund - Investors Class	Russell 2000® Growth Index	Russell 3000® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$12,292	$12,303	$11,807
Mar-2018	$15,509	$14,596	$13,438
Mar-2019	$17,234	$15,158	$14,616
Mar-2020	$15,422	$12,342	$13,282
Mar-2021	$25,641	$23,474	$21,587
Mar-2022	$24,501	$20,111	$24,161
Mar-2023	$23,347	$17,980	$22,088
Mar-2024	$26,259	$21,638	$28,558
Mar-2025	$24,280	$20,587	$30,620
Mar-2026	$23,126	$25,440	$36,157

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga Small Cap Fund - Investors Class	-7.66%	-4.75%	-2.04%	8.75%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.72%
Russell 2000® Growth Index	-1.63%	23.58%	1.62%	9.79%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.
AssetsNet	$ 2,231,985,529
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 11,885,902
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2026)

Net Assets$2,231,985,529 Total Number of Portfolio Holdings45 Advisory Fee (net of waivers)$11,885,902 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

(as of March 31, 2026)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.2%
Consumer Staples	1.1%
Real Estate	3.9%
Telecommunications	4.1%
Utilities	4.5%
Consumer Discretionary	6.8%
Basic Materials	8.9%
Technology	16.1%
Health Care	16.6%
Industrials	38.7%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
LeMaitre Vascular, Inc.	4.6%
RBC Bearings, Inc.	4.6%
Casella Waste Systems, Inc. - Class A	4.5%
ESCO Technologies, Inc.	4.3%
Balchem Corporation	4.3%
Digi International, Inc.	4.1%
FirstService Corporation	3.9%
Novanta, Inc.	3.7%
Construction Partners, Inc. - Class A	3.5%
SiteOne Landscape Supply, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.
C000136097
Shareholder Report [Line Items]
Fund Name	Conestoga SMid Cap Fund
Class Name	Institutional Class
Trading Symbol	CCSGX
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.85%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Conestoga SMid Cap Fund - Institutional Class	Russell 2500® Growth Index	Russell 3000® Index
Mar-2016	$250,000	$250,000	$250,000
Mar-2017	$305,246	$299,429	$295,167
Mar-2018	$400,871	$359,076	$335,939
Mar-2019	$446,233	$386,166	$365,389
Mar-2020	$409,741	$330,561	$332,046
Mar-2021	$673,166	$619,795	$539,668
Mar-2022	$659,135	$557,094	$604,021
Mar-2023	$591,275	$499,425	$552,194
Mar-2024	$708,098	$604,919	$713,950
Mar-2025	$707,239	$566,394	$765,490
Mar-2026	$637,073	$675,793	$903,933

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga SMid Cap Fund - Institutional Class	-12.82%	-9.92%	-1.10%	9.81%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.72%
Russell 2500® Growth Index	-3.20%	19.31%	1.75%	10.46%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.
AssetsNet	$ 497,975,065
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,941,098
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2026)

Net Assets$497,975,065 Total Number of Portfolio Holdings43 Advisory Fee (net of waivers)$1,941,098 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

Sector Weighting (% of net assets)

(as of March 31, 2026)

Table Summary
Value	Value
Financials	0.6%
Money Market Funds	0.9%
Real Estate	4.0%
Utilities	4.6%
Basic Materials	9.1%
Health Care	11.0%
Consumer Discretionary	12.7%
Technology	18.2%
Industrials	38.9%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
RBC Bearings, Inc.	5.0%
Casella Waste Systems, Inc. - Class A	4.6%
Rollins, Inc.	4.2%
Balchem Corporation	4.1%
FirstService Corporation	4.0%
Construction Partners, Inc. - Class A	3.7%
Descartes Systems Group, Inc. (The)	3.2%
CSW Industrials, Inc.	3.1%
SPX Technologies, Inc.	3.1%
Novanta, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.
C000136096
Shareholder Report [Line Items]
Fund Name	Conestoga SMid Cap Fund
Class Name	Investors Class
Trading Symbol	CCSMX
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$51	1.10%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Conestoga SMid Cap Fund - Investors Class	Russell 2500® Growth Index	Russell 3000® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$12,172	$11,977	$11,807
Mar-2018	$15,954	$14,363	$13,438
Mar-2019	$17,707	$15,447	$14,616
Mar-2020	$16,231	$13,222	$13,282
Mar-2021	$26,588	$24,792	$21,587
Mar-2022	$25,967	$22,284	$24,161
Mar-2023	$23,243	$19,977	$22,088
Mar-2024	$27,761	$24,197	$28,558
Mar-2025	$27,657	$22,656	$30,620
Mar-2026	$24,851	$27,032	$36,157

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga SMid Cap Fund - Investors Class	-12.93%	-10.15%	-1.34%	9.53%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.72%
Russell 2500® Growth Index	-3.20%	19.31%	1.75%	10.46%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.
AssetsNet	$ 497,975,065
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,941,098
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2026)

Net Assets$497,975,065 Total Number of Portfolio Holdings43 Advisory Fee (net of waivers)$1,941,098 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

Sector Weighting (% of net assets)

(as of March 31, 2026)

Table Summary
Value	Value
Financials	0.6%
Money Market Funds	0.9%
Real Estate	4.0%
Utilities	4.6%
Basic Materials	9.1%
Health Care	11.0%
Consumer Discretionary	12.7%
Technology	18.2%
Industrials	38.9%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
RBC Bearings, Inc.	5.0%
Casella Waste Systems, Inc. - Class A	4.6%
Rollins, Inc.	4.2%
Balchem Corporation	4.1%
FirstService Corporation	4.0%
Construction Partners, Inc. - Class A	3.7%
Descartes Systems Group, Inc. (The)	3.2%
CSW Industrials, Inc.	3.1%
SPX Technologies, Inc.	3.1%
Novanta, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.
C000232594
Shareholder Report [Line Items]
Fund Name	Conestoga Discovery Fund
Class Name	Institutional Class
Trading Symbol	CMIRX
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	1.25%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Conestoga Discovery Fund - Institutional Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$250,000	$250,000	$249,999
Mar-2019	$269,333	$258,574	$252,976
Mar-2020	$236,257	$234,978	$197,430
Mar-2021	$524,799	$381,905	$440,434
Mar-2022	$449,102	$427,445	$328,087
Mar-2023	$375,759	$390,770	$269,087
Mar-2024	$372,745	$505,239	$310,615
Mar-2025	$370,233	$541,712	$292,183
Mar-2026	$436,059	$639,683	$414,449

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	Since Inception (November 30, 2018)***
Conestoga Discovery Fund - Institutional Class	-9.01%	17.78%	-3.64%	7.88%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.67%
Russell Microcap® Growth Index	-2.19%	41.84%	-1.21%	7.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.
AssetsNet	$ 4,934,445
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2026)

Net Assets$4,934,445 Total Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

(as of March 31, 2026)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.6%
Telecommunications	4.1%
Financials	5.0%
Consumer Discretionary	6.5%
Consumer Staples	8.5%
Technology	11.7%
Health Care	26.9%
Industrials	35.3%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
Mama's Creations, Inc.	5.7%
Twist Bioscience Corporation	5.5%
Palomar Holdings, Inc.	5.0%
Vericel Corporation	4.6%
Transcat, Inc.	4.4%
Electrovaya, Inc.	4.2%
Digi International, Inc.	4.1%
iRadimed Corporation	4.1%
Hillman Solutions Corporation	4.0%
Universal Technical Institute, Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.
C000232593
Shareholder Report [Line Items]
Fund Name	Conestoga Discovery Fund
Class Name	Investors Class
Trading Symbol	CMCMX
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$71	1.50%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Conestoga Discovery Fund - Investors Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$10,000	$10,000	$9,999
Mar-2019	$10,764	$10,343	$10,119
Mar-2020	$9,419	$9,399	$7,897
Mar-2021	$20,870	$15,276	$17,617
Mar-2022	$17,808	$17,098	$13,123
Mar-2023	$14,876	$15,631	$10,763
Mar-2024	$14,717	$20,210	$12,424
Mar-2025	$14,597	$21,668	$11,687
Mar-2026	$17,130	$25,587	$16,577

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	Since Inception (November 30, 2018)***
Conestoga Discovery Fund - Investors Class	-9.19%	17.35%	-3.87%	7.62%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.67%
Russell Microcap® Growth Index	-2.19%	41.84%	-1.21%	7.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.
AssetsNet	$ 4,934,445
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2026)

Net Assets$4,934,445 Total Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

(as of March 31, 2026)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.6%
Telecommunications	4.1%
Financials	5.0%
Consumer Discretionary	6.5%
Consumer Staples	8.5%
Technology	11.7%
Health Care	26.9%
Industrials	35.3%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
Mama's Creations, Inc.	5.7%
Twist Bioscience Corporation	5.5%
Palomar Holdings, Inc.	5.0%
Vericel Corporation	4.6%
Transcat, Inc.	4.4%
Electrovaya, Inc.	4.2%
Digi International, Inc.	4.1%
iRadimed Corporation	4.1%
Hillman Solutions Corporation	4.0%
Universal Technical Institute, Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.